FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ 5,589
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	8,000	$ 16,368	$ 15,147
Increase in allowance for trade receivables recognised in profit or loss during the year	2,229	1,369	2,506
Receivables written off during the year as uncollectible	(216)	(6,970)	(163)
Unused amount reversed	(1,221)	(2,767)	(1,122)
Allowance account for credit losses of financial assets	$ 8,792	$ 8,000	$ 16,368